Share capital - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended
	May 15, 2023 shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Apr. 27, 2023 $ / shares shares	Dec. 31, 2022 USD ($)
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital company issued (in shares)					50,550
Share capital fair value | $ / shares					$ 32.09
Share capital fair value determined amount | $ / shares					$ 44.74
Share capital repurchase amount (in shares)	1,650,672	279,676	279,676
Share capital public float percent	5.00%
Share capital average price (in USD per share) | (per share)			$ 36.60	$ 48.43
Share capital average price (in canadian dollar per share) | (per share)			$ 36.60	$ 48.43
Share capital cash consideration | $			$ 10,236
Share capital cash consideration related amount (in shares)			429,000
Automatic share repurchase plan | $		$ 41,958	$ 41,958	$ 41,958		$ 0